accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
accounts payable and accrued liabilities
Accrued liabilities	$ 1,539	$ 1,251
Payroll and other employee-related liabilities	633	545
Restricted share units liability	28	18
Total	2,200	1,814
Trade accounts payable	1,213	855
Interest payable	173	173
Indirect taxes payable and other	119	129
Total	$ 3,705	$ 2,971